Stock-based payment plans - Restricted Shares (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2018 EquityInstruments € / shares	Dec. 31, 2017 EquityInstruments	Dec. 31, 2016
Restricted shares
Vesting period	4 years
Restricted Shares
Restricted shares
Restricted stock nominal price per ordinary share | € / shares	€ 0.08
Vesting period	4 years
The period over that the Company can repurchase or cancel unvested shares as well as its right to repurchase the restricted shares from the executives will lapse		4 years
Repurchase the restricted shares lapsing rate for the first year			25.00%
Repurchase the restricted shares lapsing rate quarterly after first year	6.25%
Number of restricted shares outstanding | EquityInstruments	27,570	41,355